Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes		35.00%	35.00%	35.00%
Decrease in AFG's liability for uncertain tax positions	$ (13)
Decrease in AFG's liability for uncertain tax positions, settlements	$ (9)	$ 0	$ 0	$ (9)
Change in AFG's liability for uncertain tax positions of prior year		0	0	(4)
Interest included in tax provision				(1)
Cash payments for income taxes		236	100	$ 227
Charge for valuation allowance
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets		$ 0	$ 0